Financial instruments - fair values and risk management - Carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy (Details) - EUR (€)
€ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments
Financial assets, Carrying amount	€ 136,521	€ 127,164
Financial assets, Fair value	136,521	127,164
Financial liabilities, Carrying amount	1,125,819	436,369
Financial liabilities, Fair value	1,112,057	425,068
Level 1
Disclosure of detailed information about financial instruments
Financial assets, Fair value	130,175	124,344
Level 2
Disclosure of detailed information about financial instruments
Financial liabilities, Fair value	1,096,688	401,867
Level 3
Disclosure of detailed information about financial instruments
Financial assets, Fair value	6,346	2,820
Financial liabilities, Fair value	15,369	23,201
Contingent consideration
Disclosure of detailed information about financial instruments
Financial liabilities, Carrying amount	15,369	23,201
Financial liabilities, Fair value	15,369	23,201
Contingent consideration | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities, Fair value	15,369	23,201
Capitalized sport rights licenses
Disclosure of detailed information about financial instruments
Financial liabilities, Carrying amount	1,110,450	413,168
Financial liabilities, Fair value	1,096,688	401,867
Capitalized sport rights licenses | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities, Fair value	1,096,688	401,867
Financial assets at FVTPL | Cash equivalents
Disclosure of detailed information about financial instruments
Financial assets, Carrying amount	130,175	124,344
Financial assets, Fair value	130,175	124,344
Financial assets at FVTPL | Cash equivalents | Level 1
Disclosure of detailed information about financial instruments
Financial assets, Fair value	130,175	124,344
Financial assets at FVOCI | Equity investments
Disclosure of detailed information about financial instruments
Financial assets, Carrying amount	6,346	2,820
Financial assets, Fair value	6,346	2,820
Financial assets at FVOCI | Equity investments | Level 3
Disclosure of detailed information about financial instruments
Financial assets, Fair value	€ 6,346	€ 2,820